Appendix 4 Details of Due Dates of Payments to Suppliers (Tables)	12 Months Ended
Dec. 31, 2021
Details Of Due Dates Of Payments To Suppliers [Abstract]
Summary of Details of Due Dates of Payments to Suppliers

	Balance as of				Balance as of
	12-31-2021				12-31-2020
Suppliers with Payments Up-to-Date	Goods	Services	Other	Total	Goods	Services	Other	Total
Up to 30 days	63,067	817,048	1,062,435	1,942,550	104,782	469,913	1,321,209	1,895,904
From 31 to 60 days	65,958	581,141	48,616	695,715	52,007	233,753	96,755	382,515
From 61 to 90 days	19,513	82,550	4,599	106,662	3,877	30,449	15,620	49,946
From 91 to 120 days	3,198	20,119	2,535	25,852	373	23,619	124,617	148,609
From 121 to 365 days	32	65,861	18,718	84,611	6,462	16,912	19,770	43,144
More than 365 days	—	20,915	77,355	98,270	—	3,075	111,587	114,662
Total	151,768	1,587,634	1,214,258	2,953,660	167,501	777,721	1,689,558	2,634,780

	Balance as of				Balance as of
	12-31-2021				12-31-2020
Suppliers with Payments Overdue	Goods	Services	Other	Total	Goods	Services	Other	Total
Up to 30 days	2,092	42,170	26,389	70,651	908	24,552	17,039	42,499
From 31 to 60 days	—	—	20,731	20,731	—	—	16,401	16,401
From 61 to 90 days	—	—	25,277	25,277	—	—	18,485	18,485
From 91 to 120 days	—	—	25,690	25,690	—	—	39,312	39,312
From 121 to 365 days	—	—	46,273	46,273	—	—	152,921	152,921
More than 365 days	—	—	387,492	387,492	—	—	—	—
Total	2,092	42,170	531,852	576,114	908	24,552	244,158	269,618

	Balance as of				Balance as of
	12-31-2021				12-31-2020
Suppliers Detail	Goods	Services	Other	Total	Goods	Services	Other	Total
Energy suppliers	7,868	129,069	1,730,335	1,867,272	60,184	56,933	1,627,935	1,745,052
Fuel and gas suppliers	—	9,619	—	9,619	17,410	7,211	—	24,621
Asset acquisitions	49,718	97,856	—	147,574	12,693	34,671	12,958	60,322
Payables due for goods and services	96,274	1,393,260	15,775	1,505,309	78,122	703,458	292,823	1,074,403
Total	153,860	1,629,804	1,746,110	3,529,774	168,409	802,273	1,933,716	2,904,398